CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY $ in Thousands	Share capital [member] CNY (¥)	Share capital [member] USD ($)	[1]	Share premium [member] CNY (¥)	Share premium [member] USD ($)	[1]	Statutory surplus reserve [member] CNY (¥)	Statutory surplus reserve [member] USD ($)	[1]	Discretionary surplus reserve [member] CNY (¥)	Discretionary surplus reserve [member] USD ($)	[1]	Other reserves [member] CNY (¥)	Other reserves [member] USD ($)	[1]	Retained earnings [member] CNY (¥)	Retained earnings [member] USD ($)	[1]	Total [member] CNY (¥)	Total [member] USD ($)	[1]	Non-controlling interests [member] CNY (¥)	Non-controlling interests [member] USD ($)	[1]	CNY (¥)	USD ($) [1]
Balance at beginning of year at Dec. 31, 2015	¥ 7,083,537,000			¥ 11,562,738,000			¥ 2,404,484,000			¥ 304,059,000			¥ 0			¥ 6,107,670,000			¥ 27,462,488,000			¥ (18,226,000)			¥ 27,444,262,000
Total comprehensive income for the year, net of tax	0			0			0			0			0			1,158,253,000			1,158,253,000			(4,553,000)			1,153,700,000
Profit for the year	0			0			0			0			0			1,158,253,000			1,158,253,000			(4,553,000)			1,153,700,000
Other comprehensive income (Note 23)	0			0			0			0			0			0			0			0			0
Special reserve - Safety Production Fund (Note 23)	0			0			0			0			0			0			0			0			0
Appropriation	0			0			0			0			204,792,000			(204,792,000)			0			0			0
Utilisation	0			0			0			0			(204,792,000)			204,792,000			0			0			0
Appropriations from retained earnings (Note 23)	0			0			117,050,000			0			0			(117,050,000)			0			0			0
Transaction with owners:	0			0			0			0			0			(566,683,000)			(566,683,000)			(1,224,000)			(567,907,000)
Dividends relating to the year (Note 35)	0			0			0			0			0			(566,683,000)			(566,683,000)			(1,224,000)			(567,907,000)
Balance at end of year at Dec. 31, 2016	7,083,537,000			11,562,738,000			2,521,534,000			304,059,000			0			6,582,190,000			28,054,058,000			(24,003,000)			28,030,055,000
Total comprehensive income for the year, net of tax	0			0			0			0			181,941,000			1,015,361,000			1,197,302,000			(3,593,000)			1,193,709,000
Profit for the year	0			0			0			0			0			1,015,361,000			1,015,361,000			(3,593,000)			1,011,768,000
Other comprehensive income (Note 23)	0			0			0			0			181,941,000			0			181,941,000			0			181,941,000
Special reserve - Safety Production Fund (Note 23)	0			0			0			0			0			0			0			0			0
Appropriation	0			0			0			0			227,250,000			(227,250,000)			0			0			0
Utilisation	0			0			0			0			(227,250,000)			227,250,000			0			0			0
Appropriations from retained earnings (Note 23)	0			0			101,982,000			0			0			(101,982,000)			0			0			0
Transaction with owners:	0			0			0			0			0			(566,683,000)			(566,683,000)			0			(566,683,000)
Dividends relating to the year (Note 35)	0			0			0			0			0			(566,683,000)			(566,683,000)			0			(566,683,000)
Balance at end of year at Dec. 31, 2017	7,083,537,000			11,562,738,000			2,623,516,000			304,059,000			181,941,000			6,928,886,000			28,684,677,000			(27,596,000)			28,657,081,000
Change in Accounting Policy (Note 2.2) | Change in Accounting Policy (Note 2.2) [member]	0			0			(4,967,000)			0			0			(44,706,000)			(49,673,000)			0			(49,673,000)
Balance at end of year (Change in Accounting Policy (Note 2.2) [member]) at Jan. 01, 2018	7,083,537,000			11,562,738,000			2,618,549,000			304,059,000			181,941,000			6,884,180,000			28,635,004,000			(27,596,000)			28,607,408,000
Balance at end of year at Jan. 01, 2018																									9,988,729,000
Balance at beginning of year at Dec. 31, 2017	7,083,537,000			11,562,738,000			2,623,516,000			304,059,000			181,941,000			6,928,886,000			28,684,677,000			(27,596,000)			28,657,081,000
Total comprehensive income for the year, net of tax	0			0			0			0			0			784,059,000			784,059,000			(5,025,000)			779,034,000	$ 113,305
Profit for the year	0			0			0			0			0			784,059,000			784,059,000			(5,025,000)			779,034,000	113,305
Other comprehensive income (Note 23)	0			0			0			0			0			0			0			0			0
Special reserve - Safety Production Fund (Note 23)	0			0			0			0			0			0			0			0			0
Appropriation	0			0			0			0			242,456,000			(242,456,000)			0			0			0
Utilisation	0			0			0			0			(242,456,000)			242,456,000			0			0			0
Appropriations from retained earnings (Note 23)	0			0			83,612,000			0			0			(83,612,000)			0			0			0
Disposal of subsidiaries	0			(81,000)			0			0			0			0			(81,000)			(3,349,000)			(3,430,000)
Transaction with owners:	0			0			0			0			0			(566,683,000)			(566,683,000)			0			(566,683,000)
Dividends relating to the year (Note 35)	0			0			0			0			0			(566,683,000)			(566,683,000)			0			(566,683,000)
Balance at end of year at Dec. 31, 2018	¥ 7,083,537,000	$ 1,030,258		¥ 11,562,657,000	$ 1,681,719		¥ 2,702,161,000	$ 393,013		¥ 304,059,000	$ 44,224		¥ 181,941,000	$ 26,462		¥ 7,017,944,000	$ 1,020,718		¥ 28,852,299,000	$ 4,196,394		¥ (35,970,000)	$ (5,232)		¥ 28,816,329,000	$ 4,191,162
Closing foreign exchange rate																									6.8755

[1]	Translation of amounts from Renminbi (" RMB ") into United States dollars ("US$") for the convenience of the reader has been made at US$1.00=RMB6. 8755 , the certified exchange rates for December 31 , 201 8 as published by the Federal Reserve Board of the United States . No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 31 , 201 8 or on any other date .